Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 300,428	$ 103
Prepaid expenses and other current assets	6,274	1,368
Other current assets	90,026	0
Total current assets	396,728	1,471
Intangible assets – cryptocurrencies	0	32
Unsecured advances	260,000	0
Deferred offering costs	495,000	0
Fixed assets, net	4,051,596	0
Land	880,000	0
Total assets	6,083,324	1,503
Current liabilities:
Accounts payable and accrued expenses	1,104,670	724,217
Accrued payroll	519,989	1,616,090
Convertible notes payable	406,813	323,732
Notes payable	35,000	35,000
Notes payable – related parties	1,774,445	32,725
Customer deposit - current	75,951	0
Derivative liabilities	21,546,468	1,992,754
Total current liabilities	25,463,336	4,724,518
Customer deposit	227,662	0
Total liabilities	25,690,998	4,724,518
Commitments and contingencies
Stockholders’ deficit:
Preferred shares, $0.001 par value, 5,000,000 shares authorized September 30, 2025 and December 31, 2024; none issued and outstanding	0	0
Common shares, $0.001 par value, 7,000,000,000 and 950,000,000 shares authorized September 30, 2025 and December 31, 2024; 2,438,304,765 and 390,687,459 shares issued and outstanding, September 30, 2025 and December 31, 2024	2,438,304	390,687
Additional paid-in capital	32,801,079	35,371,266
Accumulated deficit	(54,847,057)	(40,484,968)
Total Stockholders’ deficit	(19,607,674)	(4,723,015)
Total liabilities and stockholders’ deficit	$ 6,083,324	$ 1,503